Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses (Tables)	12 Months Ended
Mar. 31, 2026
Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses [Abstract]
Schedule of Accrued Expenses, Other Current Liabilities and Long Term Accrued Expenses

Accrued expenses, other current liabilities and long term accrued expenses consisted of the following:

	As of March 31,
	2025	2026
	$	$

Accrued payroll	76	103
Accrued housing allowance	200	194
Accrued other social benefits	486	298
Defined benefit obligation	23	26
Contract liability	10	225
Accrued audit fee	179	234
Others	323	455

	1,297	1,535

Less: Long term accrued expenses	23	26

Current portion	1,274	1,509